Note 7 - Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31, 2020	December 31, 2019
Accrued professional fees	$268,435	$276,239
PayOnline accrual	61,719	69,039
Accrued interest	409,525	43,021
Accrued bonus	1,690,556	1,318,060
Accrued foreign taxes	(12,336)	2,064
Other accrued expenses	2,186,197	91,921
Total accrued expenses	$4,604,097	$1,800,344